UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2010

John Hancock Preferred Income Fund
As of 10-31-10 (Unaudited)

	Shares	Value

Preferred Securities 138.49%		$736,380,294
(Cost $740,945,421)

Consumer Discretionary 10.47%		55,671,375

Media 10.47%
CBS Corp., 6.750% (Z)	268,100	6,777,568
CBS Corp., 7.250%	67,000	1,686,390
Comcast Corp., 7.000% (Z)	227,000	5,772,610
Comcast Corp., Series B, 7.000% (L)(Z)	634,000	16,325,500
Viacom, Inc., 6.850% (L)(Z)	985,065	25,109,307

Consumer Staples 2.34%		12,424,263

Food & Staples Retailing 2.20%
Ocean Spray Cranberries, Inc., Series A, 6.250% (L)(S)(Z)	143,000	11,667,913

Food Products 0.14%
Archer-Daniels-Midland Company, 6.250%	17,500	756,350

Energy 7.10%		37,766,560

Oil, Gas & Consumable Fuels 7.10%
Apache Corp., Series D, 6.000%	80,000	4,656,000
Nexen, Inc., 7.350% (L)(Z)	1,316,000	33,110,560

Financials 78.77%		418,852,422

Capital Markets 9.97%
Credit Suisse Guernsey, 7.900%	440,350	11,704,503
Goldman Sachs Group, Inc., 6.125%	312,000	7,712,640
Goldman Sachs Group, Inc., Series B, 6.200% (Z)	302,900	7,499,804
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	150,000	8,250
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	175,600	5,619
Morgan Stanley Capital Trust III, 6.250% (Z)	281,500	6,803,855
Morgan Stanley Capital Trust IV, 6.250% (L)(Z)	318,560	7,690,038
Morgan Stanley Capital Trust V, 5.750% (Z)	417,600	9,721,728
Morgan Stanley Capital Trust VI, 6.600%	39,300	964,815
Morgan Stanley Capital Trust VII, 6.600%	36,300	892,980

Commercial Banks 16.06%
Barclays Bank PLC, Series 3, 7.100%	84,000	2,094,120
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	740,000	19,291,800
HSBC Holdings PLC, Series A, 6.200% (Z)	161,000	3,938,060
Royal Bank of Scotland Group PLC, Series L, 5.750%	580,000	11,049,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	302,000	8,730,820
Santander Holdings USA, Inc., Series C, 7.300%	130,067	3,230,864
USB Capital VIII, Series 1, 6.350% (Z)	226,500	5,680,620
USB Capital X, 6.500% (Z)	92,400	2,313,696
USB Capital XI, 6.600%	236,000	5,937,760
Wells Fargo & Company, 8.000% (L)(Z)	754,500	20,379,045
Wells Fargo Capital Trust IV, 7.000% (Z)	108,100	2,736,011

Consumer Finance 5.75%
HSBC Finance Corp., 6.000% (Z)	134,200	3,356,342
HSBC Finance Corp., 6.875% (Z)	400,000	10,064,000
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	297,000	7,139,880
SLM Corp., 6.000% (Z)	194,100	3,808,242

John Hancock Preferred Income Fund
As of 10-31-10 (Unaudited)

	Shares	Value

Financials (continued)
SLM Corp., Series A, 6.970% (Z)	147,391	$6,208,109

Diversified Financial Services 30.13%
Bank of America Corp., 8.200% (Z)	260,000	6,557,200
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	265,000	5,803,500
Bank of America Corp., Series MER, 8.625%, 8.625% (Z)	95,000	2,441,500
Citigroup Capital VII, 7.125%	200,000	5,004,000
Citigroup Capital VIII, 6.950%	610,000	15,006,000
Citigroup Capital XIII (7.875% to 10-30-2040, then 3 month LIBOR +
6.370%)	23,300	617,450
Deutsche Bank Capital Funding Trust VIII, 6.375%	32,800	784,248
Deutsche Bank Capital Funding Trust X, 7.350%	86,400	2,190,240
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	237,000	5,823,090
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	496,000	13,029,920
Federal National Mortgage Association, Series S (8.250% to 12-13-
10, then higher of 3 month LIBOR + 4.230% or 7.750%) (I)	80,000	44,000
Fleet Capital Trust VIII, 7.200% (Z)	480,000	11,731,200
General Electric Capital Corp., 6.000%	31,600	805,168
General Electric Capital Corp., 6.050%	30,000	771,300
ING Groep NV, 6.125% (L)(Z)	61,500	1,347,465
ING Groep NV, 7.050% (L)(Z)	755,100	17,956,278
ING Groep NV, 7.200% (Z)	100,000	2,421,000
JPMorgan Chase Capital X, Series J, 7.000% (L)(Z)	487,000	12,355,190
JPMorgan Chase Capital XI, 5.875%	46,500	1,136,925
JPMorgan Chase Capital XXIX, 6.700%	560,000	14,168,000
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	366,400	8,738,640
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	278,752	6,729,073
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	367,000	8,899,750
RBS Capital Funding Trust V, 5.900% (Z)	620,000	9,461,200
RBS Capital Funding Trust VII, 6.080% (Z)	220,000	3,357,200
Repsol International Capital Ltd., Series A, 7.450%	120,000	3,032,400

Insurance 12.48%
Aegon NV, 6.375% (L)(Z)	450,900	10,330,119
Aegon NV, 6.500% (Z)	123,000	2,811,780
American Financial Group, Inc., 7.000% (I)	241,000	6,025,000
Lincoln National Capital VI, Series F, 6.750% (Z)	175,800	4,412,580
MetLife, Inc., Series B, 6.500% (L)(Z)	927,000	23,175,000
PLC Capital Trust IV, 7.250% (Z)	249,500	6,267,440
PLC Capital Trust V, 6.125% (Z)	256,000	6,105,600
Prudential PLC, 6.500% (Z)	149,500	3,719,560
RenaissanceRe Holdings Ltd., Series C, 6.080% (Z)	147,500	3,529,675

Real Estate Investment Trusts 2.50%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	66,525	1,591,943
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,608,100
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,646,046
Public Storage, 6.500%	51,000	1,273,980
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	205,000	5,190,600

Thrifts & Mortgage Finance 1.88%
Sovereign Capital Trust V, 7.750% (Z)	390,100	9,990,461

Telecommunication Services 7.81%		41,518,248

Diversified Telecommunication Services 0.11%
AT&T, Inc., 6.375% (Z)	21,000	562,800

John Hancock Preferred Income Fund
As of 10-31-10 (Unaudited)

	Shares	Value

Telecommunication Services (continued)

Wireless Telecommunication Services 7.70%
Telephone & Data Systems, Inc., 6.625% (Z)	233,000	$5,652,580
Telephone & Data Systems, Inc., Series A, 7.600% (L)(Z)	816,553	20,560,805
United States Cellular Corp., 7.500% (Z)	582,460	14,742,063

Utilities 32.00%		170,147,426

Electric Utilities 16.39%
Duquesne Light Company, 6.500% (Z)	73,650	3,604,247
Entergy Arkansas, Inc., 5.750%	47,000	1,167,950
Entergy Louisiana LLC, 6.000%	200,000	5,300,000
Entergy Mississippi, Inc., 6.200%	83,500	2,225,275
Entergy Texas, Inc., 7.875%	50,200	1,463,330
FPC Capital I, Series A, 7.100% (L)(Z)	540,000	13,824,000
FPL Group Capital Trust I, 5.875% (Z)	300,000	7,512,000
Georgia Power Capital Trust VII, 5.875% (Z)	250,600	6,317,626
HECO Capital Trust III, 6.500% (Z)	379,100	9,587,439
NSTAR Electric Company, 4.780% (Z)	15,143	1,323,120
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	230,000	5,735,625
PPL Energy Supply, LLC, 7.000% (L)(Z)	554,610	14,369,945
Southern California Edison Company, 6.125% (Z)	119,000	11,706,625
Westar Energy, Inc., 6.100% (Z)	115,400	3,032,712

Multi-Utilities 15.61%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	40,000	4,020,000
BGE Capital Trust II, 6.200% (L)(Z)	647,000	16,077,950
Dominion Resources, Inc., Series A, 8.375% (Z)	383,000	11,107,000
DTE Energy Trust I, 7.800% (Z)	110,000	2,886,400
Interstate Power & Light Company, Series B, 8.375% (L)(Z)	713,350	20,722,818
SCANA Corp., 7.700% (Z)	677,660	19,204,884
Xcel Energy, Inc., 7.600% (Z)	326,000	8,958,480

Common Stocks 2.28%		$12,120,635
(Cost $10,955,859)

Telecommunication Services 1.46%		7,762,035

Diversified Telecommunication Services 1.46%
AT&T, Inc.	115,000	3,277,500
Frontier Communications Corp.	30,004	263,435
Verizon Communications, Inc. (L)(Z)	130,000	4,221,100

Utilities 0.82%		4,358,600

Electric Utilities 0.71%
FirstEnergy Corp.	40,000	1,452,800
UIL Holding Corp.	80,000	2,316,800

Gas Utilities 0.11%
Atmos Energy Corp.	20,000	589,000

John Hancock Preferred Income Fund
As of 10-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 1.52%				$8,118,000
(Cost $8,789,217)

Energy 1.52%				8,118,000
Oil, Gas & Consumable Fuels 1.52%
Southern Union Company (7.200% to 11-01-11, then 3
month LIBOR + 3.018%) (L)(Z)	7.200%	11-1-66	$8,800,000	8,118,000

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 7.56%				$40,200,000
(Cost $40,200,000)

Short-Term Securities 7.56%				40,200,000
Federal Home Loan Discount Notes	0.100%	11-1-10	40,200,000	40,200,000

Total investments (Cost $800,890,497)† 149.85%				$796,818,929

Other assets and liabilities, net (49.85%)				($265,088,595)

Total net assets 100.00%				$531,730,334

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-10. Total value of loaned securities at 10-31-10 was $229,052,925.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 10-31-10 was $572,838,796.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $800,907,947. Net unrealized depreciation aggregated $4,089,018, of which $32,080,635 related to appreciated investment securities and $36,169,653 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total investments on 10-31-10:

United States	85%
United Kingdom	5%
Netherlands	4%
Canada	4%
Switzerland	2%

John Hancock Preferred Income Fund
As of 10-31-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10-31-10	Price	Inputs	Inputs
Preferred Securities
Consumer Discretionary	$55,671,375	$55,671,375	—	—
Consumer Staples	12,424,263	756,350	$11,667,913	—
Energy	37,766,560	37,766,560	—	—
Financials	418,852,422	418,846,803	5,619	—
Telecommunication Services	41,518,248	41,518,248	—	—
Utilities	170,147,426	142,294,479	27,852,947	—
Common Stocks
Telecommunication Services	7,762,035	7,762,035	—	—
Utilities	4,358,600	4,358,600	—	—
Corporate Bonds
Energy	8,118,000	—	8,118,000	—
Short-Term Investments	40,200,000	—	40,200,000	—
Total investments in Securities	$796,818,929	$708,974,450	$87,844,479	—
Other Financial Instruments				—
Interest Rate Swaps	(2,748,856)	—	(2,748,856)	—

During the three month period ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the

John Hancock Preferred Income Fund
As of 10-31-10 (Unaudited)

close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

During the three month period ended October 31, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2010, which are generally representative of the interest rate swap activity:

		PAYMENTS	PAYMENTS
COUNTER-	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED
PARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
Bank of			3 Month
America	$70,000,000	4.37%	LIBOR (a)	11-15-07	11-15-10	($1,461,866)	($1,461,866)

Morgan			3 Month
Stanley	70,000,000	3.79%	LIBOR (a)	01-07-08	01-07-11	(1,286,990)	(1,286,990)
	$140,000,000					($2,748,856)	($2,748,856)

(a) At 10-31-10, the 3-month LIBOR rate was 0.28594%

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2010, by risk category:

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Interest rate swaps	-	($2,748,856)
Total		-	($2,748,856)

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q1 10/10
12/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: December 17, 2010

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 17, 2010